LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES
LEASE LIABILITIES
19	LEASE LIABILITIES

The Company leases various properties mainly for office buildings. Rental contracts are made for various periods ranging up to seven (7) years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option. Extension options are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the Company as a lessee.

Set out below are the carrying amounts of the lease liabilities and the movements for the period:

	As at	As at
	December 31,	December 31,
	2023	2022
At beginning of the year	638	600
Additions	3,389	135
Acquired through business combination (Note 6)	—	177
Modification	(279)	—
Accretion of interests	65	11
Payments	(595)	(188)
Effect of movement in exchange rates	59	(97)
At end of the year	3,277	638

The maturity analysis of lease liabilities are disclosed below:

	December 31, 2023
	Present value	Total
	of the minimum	minimum
	lease payments	lease payments
Within 1 year	709	739
After 1 year but within 2 years	689	732
Atfter 2 years but within 5 years	1,712	1,930
After 5 years	167	209
	3,277	3,610
Less: Total future interest expenses		(333)
		3,277

The following are the amounts recognized in the consolidated statement of loss and comprehensive income (loss):

	Year Ended December 31,
	2023	2022
Amortization expense on right of use assets	579	230
Interest expense on lease liabilities	65	11
Total amount recognized in the income statement	644	241